Exhibit 99.1

World Omni Auto Receivables Trust 2013-A

Monthly Servicer Certificate

February 29, 2016

Dates Covered
Collections Period	02/01/16 - 02/29/16
Interest Accrual Period	02/16/16 - 03/14/16
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/16	199,664,557.73	17,716
Yield Supplement Overcollateralization Amount at 01/31/16	1,634,739.10	0
Receivables Balance at 01/31/16	201,299,296.83	17,716
Principal Payments	11,156,310.86	566
Defaulted Receivables	350,656.31	22
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/29/16	1,476,278.80	0
Pool Balance at 02/29/16	188,316,050.86	17,128

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,556,049.13	54,027

Pool Factor	20.18%

Prepayment ABS Speed	1.29%

Overcollateralization Target Amount	9,246,969.57
Actual Overcollateralization	9,246,969.57

Weighted Average APR	3.50%
Weighted Average APR, Yield Adjusted	4.28%
Weighted Average Remaining Term	31.14

Delinquent Receivables:
Past Due 31-60 days	3,069,387.93	216
Past Due 61-90 days	667,045.33	50
Past Due 91-120 days	99,810.68	15
Past Due 121 + days	0.00	0
Total	3,836,243.94	281

Total 31+ Delinquent as % Ending Pool Balance	2.04%

Recoveries	219,418.37

Aggregate Net Losses/(Gains) - February 2016	131,237.94

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Loss Ratio	0.78%
Prior Period Net Loss Ratio	1.41%
Second Prior Period Net Loss Ratio	2.19%
Third Prior Period Net Loss Ratio	0.56%
Four Month Average	1.24%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.12%

Flow of Funds	$ Amount

Collections	12,005,730.66
Advances	(16,921.99)
Investment Earnings on Cash Accounts	3,517.69
Servicing Fee	(167,749.41)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	11,824,576.95

Distributions of Available Funds
(1) Class A Interest	109,641.33
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	17,851.18
(4) Second Priority Principal Distributable Amount	2,101,537.30
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	9,246,969.57
(7) Distribution to Certificateholders	348,577.57
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	11,824,576.95

Servicing Fee	167,749.41
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,934,000.00
Original Class B	18,957,000.00

Total Class A & B
Note Balance @ 02/16/16	190,417,588.16
Principal Paid	11,348,506.87
Note Balance @ 03/15/16	179,069,081.29

Class A-1
Note Balance @ 02/16/16	0.00
Principal Paid	0.00
Note Balance @ 03/15/16	0.00
Note Factor @ 03/15/16	0.0000000%

Class A-2
Note Balance @ 02/16/16	0.00
Principal Paid	0.00
Note Balance @ 03/15/16	0.00
Note Factor @ 03/15/16	0.0000000%

Class A-3
Note Balance @ 02/16/16	76,526,588.16
Principal Paid	11,348,506.87
Note Balance @ 03/15/16	65,178,081.29
Note Factor @ 03/15/16	24.1400301%

Class A-4
Note Balance @ 02/16/16	94,934,000.00
Principal Paid	0.00
Note Balance @ 03/15/16	94,934,000.00
Note Factor @ 03/15/16	100.0000000%

Class B
Note Balance @ 02/16/16	18,957,000.00
Principal Paid	0.00
Note Balance @ 03/15/16	18,957,000.00
Note Factor @ 03/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	127,492.51
Total Principal Paid	11,348,506.87
Total Paid	11,475,999.38

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.64000%
Interest Paid	40,814.18
Principal Paid	11,348,506.87
Total Paid to A-3 Holders	11,389,321.05

Class A-4
Coupon	0.87000%
Interest Paid	68,827.15
Principal Paid	0.00
Total Paid to A-4 Holders	68,827.15

Class B
Coupon	1.13000%
Interest Paid	17,851.18
Principal Paid	0.00
Total Paid to B Holders	17,851.18

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1410485
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.5551719
Total Distribution Amount	12.6962204

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1511636
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	42.0315069
Total A-3 Distribution Amount	42.1826705

A-4 Interest Distribution Amount	0.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.7250000

B Interest Distribution Amount	0.9416669
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.9416669

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	185.18
Noteholders' Principal Distributable Amount	814.82

Account Balances	$ Amount

Advances
Balance as of 01/31/16	45,244.02
Balance as of 02/29/16	28,322.03
Change	(16,921.99)

Reserve Account
Balance as of 02/16/16	2,311,742.39
Investment Earnings	638.78
Investment Earnings Paid	(638.78)
Deposit/(Withdrawal)	-
Balance as of 03/15/16	2,311,742.39
Change	-

Required Reserve Amount	2,311,742.39